Identifiable Intangible Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 2,286,085	$ 2,268,610
Finite-lived intangible assets, Accumulated Amortization	(495,914)	(278,573)
Finite-Lived Intangible Assets, Net, Total	1,790,171	1,990,037
Indefinite-lived intangible, Gross	168,349
Indefinite-lived intangible, Gross	2,454,434	2,438,660
Indefinite-lived intangible, Net, Total	$ 1,958,520	2,160,087
Remaining Weighted-Average Amortization Period (in Years)	13 years 10 months 24 days
Minimum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)	2 years
Maximum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)	20 years
Trade names
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible, Gross	$ 168,349	170,050
Indefinite-lived intangible, Net, Total	168,349	170,050
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	291,503	299,886
Finite-lived intangible assets, Accumulated Amortization	(164,611)	(95,606)
Finite-Lived Intangible Assets, Net, Total	$ 126,892	204,280
Remaining Weighted-Average Amortization Period (in Years)	10 years 7 months 6 days
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 1,725,878	1,733,304
Finite-lived intangible assets, Accumulated Amortization	(233,733)	(130,271)
Finite-Lived Intangible Assets, Net, Total	$ 1,492,145	1,603,033
Remaining Weighted-Average Amortization Period (in Years)	14 years 10 months 24 days
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 268,704	235,420
Finite-lived intangible assets, Accumulated Amortization	(97,570)	(52,696)
Finite-Lived Intangible Assets, Net, Total	$ 171,134	$ 182,724
Remaining Weighted-Average Amortization Period (in Years)	4 years 10 months 24 days